Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 4,025
Exchange and other adjustments		£ (5)
Provisions applied		(1,564)
Charge for the year		223
Provisions at end of the period	2,582
Other provisions	4,025
Restatement
Disclosure of other provisions [line items]
Provisions at beginning of the period	(58)
Provisions at end of the period
Other provisions	(58)
Provision for credit commitments
Disclosure of other provisions [line items]
Provisions at beginning of the period	190
Charge for the year		(20)
Provisions at end of the period	170
Other provisions	190
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Provisions at beginning of the period	2,201
Provisions applied		(989)
Provisions at end of the period	1,212
Other provisions	2,201
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Provisions at beginning of the period	707
Provisions applied		(376)
Charge for the year		118
Provisions at end of the period	449
Other provisions	707
Miscellaneous other provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	927
Exchange and other adjustments		(5)
Provisions applied		(199)
Charge for the year		£ 125
Provisions at end of the period	751
Other provisions	927
Miscellaneous other provisions | Restatement
Disclosure of other provisions [line items]
Provisions at beginning of the period	(97)
Provisions at end of the period
Other provisions	£ (97)